SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss per share attributable to shareholders:
Loss from continuing operations		$ 5,805	$ 1,552	$ 1,005
Net loss (income) from discontinued operations		51	(20)	46
Net loss attributable to holders of Ordinary Shares		$ 5,856	$ 1,532	$ 1,051
Change in fair value of convertible securities related to dilutive effect	[1]			361,000
Loss from continuing operations		$ 5,805	$ 1,552	$ 1,366
Net loss (income) from discontinued operations		51	(20)	46
Net loss attributable to holders of Ordinary Shares and assumed conversions		$ 5,856	$ 1,532	$ 1,412
Weighted-average number of Ordinary Shares used to compute net loss per share, basic	[2]	8,010,126	7,027,725	6,889,708
Effect of dilutive securities: 2022 SAFE	[3]			168,112
Weighted-average number of Ordinary Shares used to compute net loss per share, diluted	[2]	8,010,126	7,027,725	7,057,820
Net income (loss) per share, basic:
Continuing operations		$ (0.72)	$ (0.22)	$ (0.15)
Discontinued operations		(0.01)	(0.00)	(0.00)
Net loss per share, basic		(0.73)	(0.22)	(0.15)
Net income (loss) per share, diluted:
Continuing operations		(0.72)	(0.22)	(0.19)
Discontinued operations		(0.01)	(0.00)	(0.01)
Net loss per share, diluted		$ (0.73)	$ (0.22)	$ (0.20)

[1]	The dilutive effect on the numerator (net loss) in calculating the net loss per share for the year ended December 31, 2022 represents the change in fair value in connection with the 2022 SAFEs.
[2]	After giving effect to the forward share split, see also Note 7.
[3]	The dilutive effect on the denominator (the weighted average number of Ordinary Shares) in calculating the diluted net loss per share for the year ended December 31, 2023 is based on the assumption the conversion of the 2022 SAFE into shares will occur upon its maturity.